TFA - Transfer of certain financial assets accounted for as secured borrowings (Details 6) - CHF (SFr) SFr in Millions	Dec. 31, 2018	Dec. 31, 2017
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under repurchase agreements	SFr 42,700	SFr 52,100
Securities lending transactions	5,000	8,200
Obligation to return securities received as collateral, at fair value	41,696	38,074
Total	89,400	98,400
Corporate debt securities
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under repurchase agreements	9,600	15,100
Securities lending transactions	200	400
Obligation to return securities received as collateral, at fair value	1,000	600
Asset-backed securities
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under repurchase agreements	1,800	5,000
Obligation to return securities received as collateral, at fair value	100	0
Equity securities
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities lending transactions	3,200	4,800
Obligation to return securities received as collateral, at fair value	37,000	35,600
Other
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under repurchase agreements	200	600
Securities lending transactions	200	300
Obligation to return securities received as collateral, at fair value	0	100
Government debt securities
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under repurchase agreements	31,100	31,400
Securities lending transactions	1,400	2,700
Obligation to return securities received as collateral, at fair value	3,600	1,800
Maturity on Demand [Member]
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under repurchase agreements	7,400	7,200
Securities lending transactions	4,100	5,700
Obligation to return securities received as collateral, at fair value	41,400	37,900
Total	52,900	50,800
Maturity Less than 30 Days [Member]
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under repurchase agreements	26,300	32,500
Securities lending transactions	900	2,200
Obligation to return securities received as collateral, at fair value	100	0
Total	27,300	34,700
Maturity 30 to 90 Days [Member]
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under repurchase agreements	6,700	5,200
Securities lending transactions	0	0
Obligation to return securities received as collateral, at fair value	200	0
Total	6,900	5,200
Maturity Greater than 90 Days [Member]
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under repurchase agreements	2,300	7,200
Securities lending transactions	0	300
Obligation to return securities received as collateral, at fair value	0	200
Total	2,300	7,700
Bank
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under repurchase agreements	42,700	52,100
Securities lending transactions	5,000	8,200
Obligation to return securities received as collateral, at fair value	41,696	38,074
Total	89,400	98,400
Bank | Corporate debt securities
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under repurchase agreements	9,600	15,100
Securities lending transactions	200	400
Obligation to return securities received as collateral, at fair value	1,000	600
Bank | Asset-backed securities
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under repurchase agreements	1,800	5,000
Obligation to return securities received as collateral, at fair value	100	0
Bank | Equity securities
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities lending transactions	3,200	4,800
Obligation to return securities received as collateral, at fair value	37,000	35,600
Bank | Other
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under repurchase agreements	200	600
Securities lending transactions	200	300
Obligation to return securities received as collateral, at fair value	0	100
Bank | Government debt securities
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under repurchase agreements	31,100	31,400
Securities lending transactions	1,400	2,700
Obligation to return securities received as collateral, at fair value	3,600	1,800
Bank | Maturity on Demand [Member]
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under repurchase agreements	7,400	7,200
Securities lending transactions	4,100	5,700
Obligation to return securities received as collateral, at fair value	41,400	37,900
Total	52,900	50,800
Bank | Maturity Less than 30 Days [Member]
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under repurchase agreements	26,300	32,500
Securities lending transactions	900	2,200
Obligation to return securities received as collateral, at fair value	100	0
Total	27,300	34,700
Bank | Maturity 30 to 90 Days [Member]
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under repurchase agreements	6,700	5,200
Securities lending transactions	0	0
Obligation to return securities received as collateral, at fair value	200	0
Total	6,900	5,200
Bank | Maturity Greater than 90 Days [Member]
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under repurchase agreements	2,300	7,200
Securities lending transactions	0	300
Obligation to return securities received as collateral, at fair value	0	200
Total	SFr 2,300	SFr 7,700